RELATED PARTY TRANSACTIONS - Other Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Revenues	$ 40,620	$ 55,068	$ 57,385
Interest of others in operating subsidiaries	11,451	12,216
Other related parties
Disclosure of transactions between related parties [line items]
Revenues	1,085	923	971
Accounts and other receivable, net	521	182
Accounts payable and other	429	346
Non-recourse borrowings in subsidiaries of the partnership	143	146
Interest of others in operating subsidiaries	4	4
Tax receivable agreement, related party transactions	$ 268	245
Other related parties | Advanced Energy Storage Operation
Disclosure of transactions between related parties [line items]
Revenues		$ 769	$ 712